Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Taxes [Abstract]
Schedule of Taxes Payable	Taxes payable consist of the following:
	As of
	December 31,	December 31,
	2025	2024
Income tax payable	$2,924	$-
Other taxes payable	56,607	-
Total taxes payable	$59,531	$-

Schedule of Income Tax Expense	Income tax expenses consist of the following:
	For the years ended for
	December 31,	December 31,
	2025	2024
Income tax expense	$2,844	$-